Women in Leadership U.S. Equity Portfolio
Women in Leadership U.S. Equity Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Women in Leadership U.S. Equity Portfolio Women in Leadership U.S. Equity Portfolio
Maximum Account Fee (annual percentage of assets under management)	1.25%	[1]
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Women in Leadership U.S. Equity Portfolio Women in Leadership U.S. Equity Portfolio
Management Fees	0.55%
Other Expenses	1.20%	[1],[2]
Total Annual Portfolio Operating Expenses	1.75%
Fee Waivers and Expense Reimbursements	0.75%	[3]
Net Expenses	1.00%
[1]	(includes 0.20% shareholder servicing fees payable to Glenmede Trust)
[2]	Other Expenses are based on estimated amounts for the current fiscal year of the Portfolio.
[3]	The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2017 and may discontinue this arrangement at any time thereafter.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Women in Leadership U.S. Equity Portfolio | Women in Leadership U.S. Equity Portfolio | USD ($)	102	478

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. The Portfolio’s portfolio turnover rate has been omitted because the Portfolio had not commenced operations prior to the end of the most recent fiscal year.
Principal Investment Strategies:
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of U.S. large cap companies that are demonstrating commitment to advancing women through gender diversity on their boards or in management (“Women in Leadership” criteria). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $2.4 billion to $750.5 billion as of May 29, 2015.

The Advisor uses a screening process to identify, at the time of investment, companies that satisfy its Women in Leadership criteria. The Advisor’s screening process uses positive screening to preference companies that meet its Women in Leadership criteria by the inclusion of women in significant roles including, but not limited to, a chairwoman, female board members, a female chief executive officer or women in management positions. After identifying companies that meet these criteria, the Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. The Portfolio may actively trade its securities to achieve its principal investment strategies.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, want exposure to companies that have Women in Leadership roles and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

Strategy Risk: Since the Portfolio seeks to make investments consistent with its Women in Leadership criteria, it may choose to sell, or not purchase, investments that are otherwise consistent with its investment objective. The application of Women in Leadership criteria will affect the Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio — positively or negatively — depending on whether such investments are in or out of favor.
Performance Information:
The Portfolio commenced operations on December 22, 2015. Performance history and average total returns will be provided after the Portfolio has been in operation for one calendar year and will provide some indication of the risks of investing in the Portfolio by comparing the Portfolio’s performance to a broad measure of market performance.